Significant Accounting Policies - Reconciliation of Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Net income allocable		$ 179,408	$ 3,521,693	$ 10,532,439	$ 8,394,719
Additional paid-in capital
Significant Accounting Policies
Net income allocable				0	0
Accumulated Deficit
Significant Accounting Policies
Net income allocable		$ 179,408	$ 3,521,693	10,532,439	8,394,719
Class A Common Stock
Significant Accounting Policies
Net income (loss) allocable to common stock				$ 8,425,951	$ 6,467,292
Weighted average shares outstanding,Basic		2,754,167		33,350,000	26,954,110
Weighted average shares outstanding, Diluted		2,754,167	0	33,350,000	26,954,110
Basic net income per share		$ 0.01		$ 0.25	$ 0.24
Diluted net income per share	$ 0.01	$ 0.01		$ 0.00	$ 0.24
Class A Common Stock | Common Stock
Significant Accounting Policies
Net income allocable		$ 26,525
Weighted average shares outstanding,Basic		2,754,167
Basic net income per share		$ 0.01
Class A Common Stock subject to possible redemption
Significant Accounting Policies
Weighted average shares outstanding,Basic		10,291,180	33,350,000	33,350,000	26,954,110
Weighted average shares outstanding, Diluted		10,291,180	33,350,000	33,350,000	26,954,110
Basic net income per share		$ 0.01	$ 0.08	$ 0.25	$ 0.24
Diluted net income per share		$ 0.01	$ 0.08	$ 0.25	$ 0.24
Class A Common Stock subject to possible redemption | Common Stock
Significant Accounting Policies
Net income allocable		$ 99,111	$ 2,817,354
Weighted average shares outstanding,Basic		10,291,180	33,350,000
Basic net income per share		$ 0.01	$ 0.08
Class B Common Stock
Significant Accounting Policies
Net income (loss) allocable to common stock				$ 2,106,488	$ 1,927,427
Weighted average shares outstanding,Basic		5,583,333	8,337,500	8,337,500	8,033,048
Weighted average shares outstanding, Diluted		5,583,333	8,337,500	8,337,500	8,033,048
Basic net income per share		$ 0.01	$ 0.08	$ 0.25	$ 0.24
Diluted net income per share		$ 0.01	$ 0.08	$ 0.25	$ 0.24
Class B Common Stock | Common Stock
Significant Accounting Policies
Net income allocable		$ 53,771	$ 704,339
Weighted average shares outstanding,Basic		5,583,333	8,337,500
Basic net income per share		$ 0.01	$ 0.08